Non-controlling interests - NCI impact 2023 (Details) € in Millions, R in Millions				1 Months Ended		12 Months Ended
		Apr. 25, 2023 ZAR (R)	Apr. 25, 2023 EUR (€)	Jun. 30, 2023 ZAR (R)	Jun. 30, 2023 EUR (€)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)
Disclosure of subsidiaries [line items]
Payments to acquire or redeem entity's shares						R 0	R 0	R (8,503)
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	[1]					(1,009)	R (3,363)	R (128)
Keliber
Disclosure of subsidiaries [line items]
Payments to acquire or redeem entity's shares		R (1,009)	€ (50.2)	R (103)	€ (5.2)	(1,009)
Proceeds from contributions of non-controlling interests						1,096
Payments from changes in ownership interests in subsidiaries that do not result in loss of control						(103)
Net cash received by the Group						993
Reattribution of equity						(596)
Increase (decrease) in equity						1,097
Keliber | Equity attributable to owners of Sibanye-Stillwater
Disclosure of subsidiaries [line items]
Increase (decrease) in equity						397
Keliber | Accumulated (loss)/profit
Disclosure of subsidiaries [line items]
Increase (decrease) in equity						463
Keliber | Foreign currency translation reserve
Disclosure of subsidiaries [line items]
Increase (decrease) in equity						(66)
Keliber | Non- controlling interests
Disclosure of subsidiaries [line items]
Increase (decrease) in equity						700
Keliber | Payment eliminated on consolidation
Disclosure of subsidiaries [line items]
Payments to acquire or redeem entity's shares						R 1,009

[1]	The acquisition of NCI relates to the cash consideration paid with the voluntary offer to the NCI of Keliber (R103 million) and acquisition of the remaining 49.85% interest in
Century after control was obtained (R906 million)